Post-Employment Benefit Costs (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of post employment benefits
A summary of the Company’s post-employment benefit costs during the years ended December 31, 2021 and 2020 is summarized below:

	Years Ended December 31

(in thousands)	2021	2020

Post-employment benefits

Supplemental Employee Retirement Plan (SERP)	$1,014	$806

Group RRSP	297	257

Total post-employment benefits	$1,311	$1,063